Unaudited Condensed Consolidated Balance Sheets In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Mar. 31, 2013 CNY
Current assets
Cash and cash equivalents	$ 254,184	1,560,024	1,494,099
Accounts receivable, less allowance for doubtful accounts (March 31, 2013: RMB14,112; June 30, 2013: RMB14,592)	12,289	75,425	73,076
Inventories	1,755	10,770	10,265
Prepaid expenses and other receivables	2,006	12,317	11,602
Debt issuance costs	591	3,626	3,678
Deferred tax assets	914	5,609	5,454
Total current assets	271,739	1,667,771	1,598,174
Property, plant and equipment, net	82,083	503,775	468,272
Non-current prepayments	34,887	214,114	212,633
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2013: RMB36,361; June 30, 2013: RMB36,497)	39,518	242,539	249,370
Inventories	6,706	41,159	39,730
Intangible assets, net	20,206	124,015	125,170
Available-for-sale equity securities	18,152	111,407	88,404
Other investment	30,816	189,129	189,129
Debt issuance costs	1,727	10,598	11,667
Deferred tax assets	289	1,772	3,727
Total assets	506,123	3,106,279	2,986,276
Current liabilities
Bank loan	8,147	50,000	50,000
Accounts payable	1,720	10,556	9,890
Accrued expenses and other payables	9,578	58,780	84,006
Deferred revenue	28,708	176,191	172,328
Amounts due to related parties	2,749	16,871	11,241
Income tax payable	322	1,975	4,983
Total current liabilities	51,224	314,373	332,448
Convertible notes	122,216	750,086	751,781
Non-current deferred revenue	96,444	591,918	530,258
Other non-current liabilities	19,604	120,318	107,158
Deferred tax liabilities	3,897	23,919	23,168
Total liabilities	293,385	1,800,614	1,744,813
Shareholders' equity of China Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 73,140,147 shares issued and 73,003,248 shares outstanding as of March 31, 2013 and June 30, 2013, respectively	8	50	50
Additional paid-in capital	130,058	798,221	798,221
Treasury stock, at cost (March 31, 2013 and June 30, 2013: 136,899 shares, respectively)	(459)	(2,815)	(2,815)
Accumulated other comprehensive income	8,049	49,399	18,256
Retained earnings	74,352	456,326	423,420
Total equity attributable to China Cord Blood Corporation	212,008	1,301,181	1,237,132
Non-controlling interests	730	4,484	4,331
Total equity	212,738	1,305,665	1,241,463
Total liabilities and equity	$ 506,123	3,106,279	2,986,276